Debt, cash and cash equivalents and lease liabilities - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financial Instruments [Abstract]
Long-term debt		€ 11,791	€ 14,347		€ 14,857
Short-term debt and current portion of long-term debt		4,209	2,045		4,174
Interest rate and currency derivatives used to manage debt		137	139		187
Total debt		16,137	16,531		19,218		€ 20,250
Cash and cash equivalents		(7,441)	(8,710)	[1]	(12,736)	[1]	€ (10,098)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents		76	(28)		(45)
Net debt	[2]	8,772	7,793		6,437
Lease liabilities		€ 1,906	€ 2,030		€ 2,181

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.)